LEASE (Tables)	6 Months Ended
Sep. 30, 2025
Lease
SCHEDULE OF OPERATING LEASES

The balances for the operating leases where the Company is the lessee are presented within the balance sheets as follows:

	As of	As of
	September 30, 2025	March 31, 2025
Operating leases:
Operating lease right-of-use assets	$53,214	$37,999

Operating lease liabilities, current	$32,489	$38,109
Operating lease liabilities, noncurrent	20,868	-
Total operating lease liabilities	$53,357	$38,109

Weighted average remaining lease term (in years)	1.86	0.43

SCHEDULE OF LEASES EXPENSES

The components of lease expenses for the six months ended September 30, 2025 and 2024 were as follows:

	For the six-month ended September 30,
	2025	2024
Operating lease cost	$66,672	$54,904
Cost of other leases with period less than one year and variable lease costs	(13,092)	(3,226)

	$53,580	$51,678

Weighted average discount rate (%)	3.63%	3.63%

SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases for the six months ended September 30, 2025 and 2024 were as follows:

	For the six -month ended September 30,
Cash paid for amounts included in the measurement of lease liabilities:	2025	2024
Operating cash flows from operating leases	$53,580	$51,678
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligation:	$59,600	$63,352

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

As of September 30, 2025, the maturities of operating lease liabilities (excluding short-term lease) are as follows:

As of September 30, 2025	Operating Lease
2025	$16,344
2026	38,634
Total lease payments	54,978
Less: Imputed interest	(1,621)
Present value of lease liabilities	$53,357
Less: current portion	(32,489)
Lease obligations, noncurrent	$20,868